Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes:
Income Taxes

19.            INCOME TAXES

Income before income tax attributable to different jurisdictions was as follows:

	Years ended December 31,
	2011	2010	2009
Russia	1,448,368	1,179,656	(390,020)
Switzerland	(57,874)	61,583	(45,254)
British Virgin Islands	5,467	144,032	518,437
Romania	(161,345)	(114,597)	(99,069)
Lithuania	(1,542)	(3,514)	(3,477)
Kazakhstan	(43,111)	(48,751)	34,009
USA	36,397	(34,223)	(50,103)
Other	(63,033)	(215,556)	130,701
Total	1,163,327	968,630	95,224

	Years ended December 31,
	2011	2010	2009
Current income tax expense (benefit)
Russia	323,370	195,514	41,940
Switzerland	7,512	921	3,911
Romania	1,153	80	57
Lithuania	–	–	(1)
Kazakhstan	5,783	531	–
USA	31	–	–
Other	15,355	4,215	4,651
	353,204	201,261	50,558
Deferred income tax expense (benefit)
Russia	16,577	34,147	(10,829)
Switzerland	(999)	(2,822)	3,073
Romania	(592)	(794)	(2,680)
Lithuania	234	48	230
Kazakhstan	(10,546)	55,964	(3,251)
USA	2,052	(8,007)	(20,200)
Other	(50)	(3,141)	1,992
	6,676	75,395	(31,665)
Total income tax expense	359,880	276,656	18,893

Taxes represent the Group’s provision for profit tax. During 2009-2011, income tax was calculated at 20% of taxable profit in Russia, at 10.8% in Switzerland, at 16% in Romania, at 15% in Lithuania, at 20% in Kazakhstan, 23% in Ukraine. The Group’s subsidiaries incorporated in Liechtenstein and British Virgin Islands are exempt from profit tax. In addition, in November 2009 the tax legislation of Kazakhstan was amended to decrease the statutory income tax rate from 30% in 2008 to 20% in 2009-2012, 17.5% – 2013, 15% – 2014 and thereafter. However, in 2010, new amendments in the tax legislation of Kazakhstan resulted in an increase in the statutory tax rate back to 20% for 2013 and thereafter. In June 2011, new amendments in the tax legislation of the US resulted in the decrease in tax rate to 40.0% in 2012 from 40.5% in 2009-2011.

The changes in income tax rates are effective from January 1 in each of the respective years. As of December 31, 2011, 2010 and 2009, the effect of these changes in the total amount of $4,135, $59,635 and $3,010 respectively, was recognized as an increase (in 2010) and a decrease (in 2011 and  2009) in the income tax expense for the year then ended in the Group’s statement of income and comprehensive income (loss).

The reconciliation between the income tax expense computed by applying the Russian enacted statutory tax rates to the income before tax and non-controlling interest, to the income tax expense reported in the financial statements is as follows:

	Years ended December 31,
	2011	2010	2009
Theoretical income tax expense computed on income before taxes at Russian statutory rate (20%)	232,665	193,726	19,045
Effects of other jurisdictions and permanent differences:
Remeasurement of contingent liability, non-taxable	–	–	(95,771)
Non-deductible expenses and non-taxable income, net	7,958	11,720	7,244
Social expenditures	9,355	1,102	3,975
?hange in valuation allowance	73,730	55,179	106,019
Change in unrecognized tax benefits under ASC 740	(301)	(12,964)	(7,345)
Different tax rates in foreign jurisdictions	8,401	(34,828)	(9,657)
Fines and penalties related to taxes	2,743	(20)	(1,296)
Change in tax rate and tax legislation	(4,135)	59,635	(3,010)
Effect from intragroup transactions	28,002	–	–
Other permanent differences	1,462	3,106	(311)
Income tax expense, as reported	359,880	276,656	18,893

The deferred tax balances were calculated by applying the currently enacted statutory tax rate in each jurisdiction applicable to the period in which the temporary differences between the carrying amounts and tax base (both in respective local currencies) of assets and liabilities are expected to reverse.

The amounts reported in the accompanying consolidated financial statements consisted of the following:

	December 31, 2011	December 31, 2010
Deferred tax assets, current:
Inventory	13,189	10,207
Net operating loss carry-forwards	23,185	58,730
Bad debt allowance	3,058	4,384
Timing difference in cost recognition	5,862	648
Accrued liabilities	6,925	6,932
Vacation provision	2,811	1,579
Other	1,099	4,622
Total deferred tax asset, current	56,129	87,102
Valuation allowance for deferred tax assets, current	(12,536)	(3,883)
Total deferred tax asset net of valuation allowance, current	43,593	83,219

Deferred tax assets, non-current:
Net operating loss carry-forwards	440,083	332,356
Asset retirement obligation	7,790	7,485
Property, plant and equipment	23,726	11,269
Pension obligations	17,931	16,166
Other	19,397	5,820
Total deferred tax assets, non-current	508,927	373,096
Valuation allowance for deferred tax assets, non-current	(334,993)	(306,592)
Total deferred tax asset net of valuation allowance, non-current	173,934	66,504
Total deferred tax asset, net	217,527	149,723

	December 31, 2011	December 31, 2010
Deferred tax liabilities, current:
Timing difference in revenue recognition	9,362	4,529
Timing difference in cost recognition	12,306	7,124
Inventories	39,187	24,936
Bad debt allowance	6,418	8,413
Other	6,469	2,142
Total deferred tax liabilities, current	73,742	47,144

Deferred tax liabilities, non-current:
Property, plant and equipment	476,931	386,661
Mineral licenses	1,143,478	1,196,181
Timing difference in cost recognition	11,969	18,038
Other	3,370	4,489
Total deferred tax liabilities, non-current	1,635,748	1,605,369
Total deferred tax liability	1,709,490	1,652,513

A deferred tax liability of approximately $27,849 and $31,598 as of December 31, 2011 and 2010, respectively, has not been recognized for temporary differences related to the Group’s investment in foreign subsidiaries primarily as a result of unremitted earnings of consolidated subsidiaries, as it is the Group’s intention, generally, to reinvest such earnings permanently.

Similarly, a deferred tax liability of $92,719 and $93,580 as of December 31, 2011 and 2010, respectively, has not been recognized for temporary difference related to unremitted earnings of consolidated domestic subsidiaries as management believes the Group has both the ability and intention to effect a tax-free reorganization or merger of major subsidiaries into Mechel.

For financial reporting purposes, a valuation allowance is recognized to reflect management’s estimate for realization of the deferred tax assets. Valuation allowances are provided when it is more likely than not that some or all of the deferred tax assets will not be realized in the future. These evaluations are based on expectations of future taxable income and reversals of the various taxable temporary differences. Deferred tax assets on net operating loss carryforwards which are considered to be realized in the future, are mostly related to the Russian, Kazakh and U.S. jurisdictions. For the Russian, Kazakh and U.S. income tax purposes, certain subsidiaries of the Group have accumulated tax losses incurred primarily in 2009-2011, which may be carried forward for use against their future income within 10 years in the full amounts.

As of December 31, 2011 and 2010, deferred tax assets on net operating loss carryforwards for statutory income tax purposes amounted to $463,268 and $391,086, respectively. As management concluded that the utilization of a substantial portion of such losses is not probable, the valuation allowances in the amount of $347,529 and $310,475 were recorded against net operating loss carryforwards by the Group as of December 31, 2011 and 2010, respectively.

Unrecognized tax benefits

Unrecognized income tax benefits of $2,190, including interest and penalties of $438, as of December 31, 2011 and $4,266, including interest and penalties of $717, as of December 31, 2010 were recorded by the Group in the accompanying consolidated balance sheets.

The reconciliation of the beginning and ending amount of unrecognized income tax benefits, net of interest and penalties, is as follows:

	2011	2010
Unrecognized income tax benefits at the beginning of year	3,549	9,244
Increases as a result of tax positions taken during prior periods	–	1,963
Decreases as a result of tax positions taken during prior periods	–	(7,213)
Increases as a result of tax positions taken during a prior period (DEMP acquisition)	143	–
Decreases relating to settlements with tax authorities	(2,029)	(503)
Translation difference	89	58
Unrecognized income tax benefits at the end of year	1,752	3,549

The reduction in unrecognized income tax benefits in 2011 was largely a result of a decrease relating to settlements with tax authorities. All unrecognized income tax benefits, if recognized, would affect the effective tax rate. Interest and penalties recognized in accordance with ASC 740 are classified in the financial statements as income taxes. The Group recognized interest and penalties of $189 and $606 in 2011 and 2010, respectively.

As of December 31, 2011, the tax years ended December 31, 2009-2011 remained subject to examination by Russian tax authorities. As of December 31, 2011, the tax years ended December 31, 2007-2011 remained subject to examination by Swiss, Liechtenstein, Romanian, Ukraine and the U.S. tax authorities. In some companies certain periods were reviewed by the tax authorities and based on the history the Group believes that probability of the repetitive review is less than 10%. Based on the underlying purchase agreement, any tax risks, which may be identified by the U.S. tax authorities for the period before the date of acquisition of the BCG Companies, will be imposed to the Seller.

Although the Group believes it is more likely than not that all recognized income tax benefits would be sustained upon examination, the Group has recognized some income tax benefits that have a reasonable possibility of successfully being challenged by the tax authorities.